Financial Instruments and Risk Management - Offsetting Financial Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	$ 460	$ 896
Offsetting financial assets, Amount offset	362	(300)
Offsetting financial assets, Net amount	98	596
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	656	(891)
Offsetting financial liabilities, Amount offset	394	306
Offsetting financial liabilities, Net amount	262	(585)
Financial liabilities, derivatives
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	116	(48)
Offsetting financial liabilities, Amount offset	87	25
Offsetting financial liabilities, Net amount	29	(23)
Financial liabilities, normal purchase and sale agreements
Offsetting financial liabilities [abstract]
Offsetting financial liabilities, Gross amount	540	(843)
Offsetting financial liabilities, Amount offset	307	281
Offsetting financial liabilities, Net amount	233	(562)
Financial assets, derivatives
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	69	79
Offsetting financial assets, Amount offset	51	(26)
Offsetting financial assets, Net amount	18	53
Financial assets, normal purchase and sale agreements
Offsetting financial assets [abstract]
Offsetting financial assets, Gross amount	391	817
Offsetting financial assets, Amount offset	311	(274)
Offsetting financial assets, Net amount	$ 80	$ 543